Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Non-capital losses	$ 21,501,476	$ 19,490,270
Financing costs	861,867	1,265,542
Accrued expenses	12,831	11,638
Intangible assets, net	146,193	131,714
Tax credits	241,270	241,270
Lease liability	164,288	98,827
Deferred tax assets ,current	22,927,925	21,239,261
Property and equipment, net	(116,231)	(119,889)
Lease obligations	(157,701)	(91,377)
Deferred tax assets ,Noncurrent	(273,932)	(211,266)
Net deferred tax asset	22,653,993	21,027,995
Valuation allowance	(22,653,993)	(21,027,995)
Deferred Tax Assets, Net of Valuation Allowance, Total